                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [_]; Amendment Number: ______

     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ally Financial Inc.
Address: 200 Renaissance Center
         P.O. Box 200
         Detroit, MI 48265-2000

Form 13F File Number: 28-14534

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Cathy L. Quenneville
Title: Secretary
Phone: 313-656-6301

Signature, Place, and Date of Signing:


/s/ Cathy L. Quenneville                Detroit, Michigan   November 14, 2011
-------------------------------------   -----------------   -----------------
             [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              2
Form 13F Information Table Entry Total:       104
Form 13F Information Table Value Total: 1,112,341
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----------------------------
01    28-14536               Ally Insurance Holdings Inc.
02    28-14535               Motors Insurance Corporation

                           FORM 13F INFORMATION TABLE

     COLUMN 1     COLUMN 2  COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
----------------- -------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                                        VOTING AUTHORITY
     NAME OF      TITLE OF             VALUE   SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ---------------------
      ISSUER        CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION  MANAGER SOLE SHARED    NONE
----------------- -------- --------- -------- --------- --- ---- ---------- -------- ---- ------ ---------
Abbott Labs Com   COM      002824100   19,689   385,000 SH       DEFINED       01,02               385,000
AT&T              COM      00206R102   20,249   710,000 SH       DEFINED       01,02               710,000
Adobe Systems     COM      00724F101   14,260   590,000 SH       DEFINED       01,02               590,000
Affiliated
   Managers
   Group Inc      COM      008252108    4,074    52,200 SH       DEFINED          01                52,200
Aflac Inc         COM      001055102   10,310   295,000 SH       DEFINED          01               295,000
Air Products &
   Chemicals      COM      009158106    8,783   115,000 SH       DEFINED          01               115,000
Altria Group Inc  COM      02209S103   11,126   415,000 SH       DEFINED          01               415,000
America Movil SA
   de CV          COM      02364W105    1,987    90,000 SH       DEFINED          01                90,000
American Express  COM      25816109     4,939   110,000 SH       DEFINED          02               110,000
Amphenol Corp     COM      032095101   11,416   280,000 SH       DEFINED       01,02               280,000
Apache Corp       COM      037411105   14,042   175,000 SH       DEFINED          01               175,000
Archer Daniels
   Midland Co     COM      039483102    4,218   170,000 SH       DEFINED          01               170,000
Autodesk Inc.     COM      52769106    14,529   523,000 SH       DEFINED       01,02               523,000
Automatic Data
   Processing     COM      053015103    5,422   115,000 SH       DEFINED          01               115,000
Avon Products Inc COM      054303102    6,625   338,000 SH       DEFINED          01               338,000
Baker Hughes      COM      57224107    11,771   255,000 SH       DEFINED          01               255,000
Bank of America
   Corporation    COM      060505104    8,262 1,350,000 SH       DEFINED       01,02             1,350,000

Becton,
   Dickinson and
   Company        COM      75887109     9,165   125,000 SH       DEFINED          02               125,000
Big Lots Inc      COM      089302103    5,399   155,000 SH       DEFINED          01               155,000
BLACKROCK INC     COM      09247X101   12,877    87,000 SH       DEFINED       01,02                87,000
Boeing Co         COM      097023105   13,615   225,000 SH       DEFINED          01               225,000
C.H. Robinson
   Worldwide Inc  COM      12541W209    9,243   135,000 SH       DEFINED          01               135,000
Carnival Corp     COM      143658300   14,696   485,000 SH       DEFINED          01               485,000
China Petroleum
   and Chem-ADR   ADR      16941R108    2,395    25,000 SH       DEFINED          01                25,000
Cisco Sys Inc
                  COM      17275R102   15,645 1,010,000 SH       DEFINED       01,02             1,010,000
Comcast
   Corporation    COM      20030N101   19,750   945,000 SH       DEFINED          01               945,000
ConocoPhillips    COM      20825C104   22,162   350,000 SH       DEFINED       01,02               350,000
Covidien PLC      COM      G2554F113    4,410   100,000 SH       DEFINED          01               100,000
Danaher Corp      COM      235851102    4,823   115,000 SH       DEFINED          02               115,000
Disney Walt Co    COM      254687106   17,131   568,000 SH       DEFINED          01               568,000
Ecolab Inc.       COM      278865100    9,778   200,000 SH       DEFINED       01,02               200,000
EMC Corp Mass     COM      26875P101   10,652   150,000 SH       DEFINED          02               150,000
Emerson Elec Co   COM      291011104    8,055   195,000 SH       DEFINED          01               195,000
Entergy Corp      COM      29364G103    4,640    70,000 SH       DEFINED          01                70,000
EOG Resources Inc COM      26875P101   10,652   150,000 SH       DEFINED          01               150,000
Equifax Inc       COM      294429105    4,457   145,000 SH       DEFINED          01               145,000
Exelon
   Corporation    COM      30161N101    6,392   150,000 SH       DEFINED          02               150,000
Expeditors Intl
   Wash Inc       COM      302130109    4,258   105,000 SH       DEFINED          01               105,000

Express Scripts   COM      302182100   14,457   390,000 SH       DEFINED       01,02               390,000
Exxon Mobill Corp COM      30231G102   17,531   240,000 SH       DEFINED       01,02               240,000
Fedex Corp        COM      31428X106   14,551   215,000 SH       DEFINED          02               215,000
General Dynamics
   Corp           COM      369550108   12,516   220,000 SH       DEFINED          02               220,000
General Elec Co   COM      369604103   17,145 1,125,000 SH       DEFINED          01             1,125,000
Goldman Sachs
   Group          COM      38141G104    6,146    65,000 SH       DEFINED          01                65,000
Google Inc        COM      38259P508   16,460    32,000 SH       DEFINED          01                32,000
Grupo Televisa
   SA-SPON        COM      40049J206    1,931   105,000 SH       DEFINED          01               105,000
Hess Corp         COM      42809H107   19,148   365,000 SH       DEFINED          01               365,000
Hewlett-Packard
   Co.            COM      428236103   12,348   550,000 SH       DEFINED       01,02               550,000
Home Depot Inc    COM      437076102   13,312   405,000 SH       DEFINED          01               405,000
Illinois Tool
   Works Inc      COM      452308109   11,440   275,000 SH       DEFINED          01               275,000
Intel Corp        COM      458140100    5,333   250,000 SH       DEFINED          01               250,000
Ishares MSCII
   Taiwan Index
   FD             ETF      464286400    2,030    39,000 SH       DEFINED          01                39,000
Ishares MSCII
   Taiwan Index
   FD             ETF      464286640    1,222    23,000 SH       DEFINED          01                23,000
Ishares MSCII
   Taiwan Index
   FD             ETF      464286731    3,956   335,000 SH       DEFINED          01               335,000
Ishares MSCII
   Taiwan Index
   FD             ETF      464286772    2,096    45,000 SH       DEFINED          01                45,000
iShares FTSE
   China 25 Index ETF      464286830    1,343   110,000 SH       DEFINED          01               110,000
iShares Lehman
   1-3YR Trs Bd   ETF      464287184    3,931   110,000 SH       DEFINED          01               110,000
iShares Lehman
   1-3YR Trs Bd   ETF      464287234   35,421 1,010,000 SH       DEFINED          01             1,010,000

Ivans Inc         COM      465991933      349    18,980 SH       DEFINED          02                18,980
Johnson Controls  COM      478366107    6,329   240,000 SH       DEFINED          01               240,000
J P Morgan Chase
   & Co.          COM      46625H100   14,909   495,000 SH       DEFINED          02               495,000
Kohls Corp        COM      500255104    9,820   200,000 SH       DEFINED          01               200,000
Kraft Foods Inc.  COM      50075N104    8,638   245,200 SH       DEFINED          01               245,200
Linear
   Technology
   Corp           COM      535678106    9,125   330,000 SH       DEFINED          01               330,000
Lockheed Martin
   Corp           COM      539830109   21,792   300,000 SH       DEFINED          01               300,000
Lowes Cos Inc     COM      548661107    8,316   430,000 SH       DEFINED          01               430,000
Marriott
   International
   CL A           COM      571903202    7,491   275,000 SH       DEFINED          01               275,000
Medtronic Inc     COM      585055106    4,321   130,000 SH       DEFINED          01               130,000
Merck & Co. Inc.  COM      58933Y105   19,953   610,000 SH       DEFINED      01, 02               610,000
Metlife Inc       COM      59156R108    9,663   345,000 SH       DEFINED          01               345,000
Microsoft Corp    COM      594918104   22,277   895,000 SH       DEFINED       01,02               895,000
Morgan Stanley    COM      617446448    2,700   200,000 SH       DEFINED       01,02               200,000
Murphy Oil Corp   COM      626717102   13,469   305,000 SH       DEFINED          01               305,000
Northern Trust
   Corp           COM      665859104   11,369   325,000 SH       DEFINED          01               325,000
Oracle
   Corporation    COM      68389X105   17,675   615,000 SH       DEFINED          01               615,000
Peabody Energy
   Corp           COM      704549104    8,809   260,000 SH       DEFINED          01               260,000
Pepsico Inc       COM      713448108   19,189   310,000 SH       DEFINED       01,02               310,000
Petroleo
   Brasileiro
   S.A. - ADR     ADR      71654V408   13,246   590,000 SH       DEFINED          01               590,000

Pfizer            COM      717081103   14,144   800,000 SH       DEFINED          01               800,000
Phillip Morris
   International  COM      718172109   10,917   175,000 SH       DEFINED          01               175,000
Procter & Gamble
   Co             COM      742718109   15,795   250,000 SH       DEFINED       01,02               250,000
Qualcomm Inc      COM      747525103    9,240   190,000 SH       DEFINED          01               190,000
Raytheon Co       COM      755111507   16,757   410,000 SH       DEFINED       01,02               410,000
Rockwell Collins
   Inc            COM      774341101   13,190   250,000 SH       DEFINED          01               250,000
Schlumberger Ltd  COM      806857108   14,634   245,000 SH       DEFINED       01,02               245,000
Staples Inc       COM      855030102   12,502   940,000 SH       DEFINED       01,02               940,000
State Street Corp COM      857477103    9,970   310,000 SH       DEFINED       01,02               310,000
Stryker Corp      COM      863667101   11,783   250,000 SH       DEFINED          01               250,000
Sysco Corp        COM      871829107   13,727   530,000 SH       DEFINED       01,02               530,000
Target Corp       COM      87612E106   17,900   365,000 SH       DEFINED          01               365,000
Telekomunik
   Indonesia-SP
   ADR            ADR      715684106    2,381    72,000 SH       DEFINED          01                72,000
Teva
   Pharmaceutical
   Industries     COM      881624209   11,538   310,000 SH       DEFINED          01               310,000
Thermo Electron
   Corp           COM      883556102   10,128   200,000 SH       DEFINED          01               200,000
Total Sa-Spon Adr ADR      89151E109   11,845   270,000 SH       DEFINED          01               270,000
Transocean Ltd    COM      H8817H100    3,819    80,000 SH       DEFINED          01                80,000
United Parcel
   Service Inc.   COM      911312106    8,841   140,000 SH       DEFINED       01,02               140,000
United
   Technologies   COM      913017109    5,277    75,000 SH       DEFINED          02                75,000
Vale SA-SP ADR    ADR      91912E105    1,710    75,000 SH       DEFINED          01                75,000
Verisk Analytics
   Inc-Class A    COM      92345Y106   32,867   945,260 SH       DEFINED          02               945,260

Vodafone Group
   Plc            COM      92857W209    4,745   185,000 SH       DEFINED          01               185,000
Wal Mart Stores
   Inc            COM      931142103    5,190   100,000 SH       DEFINED          01               100,000
Waste Management
   Inc            COM      94106L109    5,535   170,000 SH       DEFINED          01               170,000
Wells Fargo & Co  COM      949746101   12,784   530,000 SH       DEFINED       01,02               530,000
WESTERN UNION CO  COM      959802109   11,468   750,000 SH       DEFINED          01               750,000